Property and Equipment, Net - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 1,807	$ 1,790
Less: Accumulated depreciation and amortization		(643)	(290)
Property and equipment, net	$ 1,070	1,164	1,500
Laboratory Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		510	484
Computer Software and Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		181	185
Office Furniture and Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		201	201
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 915	$ 920